INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible assets
Balance at beginning of the period	$ 181,173,079	$ 176,893,136
Additions	1,853,950	5,307,161
Transfers/ Disposals	(2,602)
Subject to foreclosure	(89,149,047)
Amortization of the period	(6,660,438)	(5,944,246)
Foreign currency translation	74,859	35,997
Balance at end of the period	87,289,801	176,292,048
Discontinued operations
Intangible assets
Amortization of the period	(3,630,043)	(3,579,741)
HB4 technology and breeding program
Intangible assets
Balance at beginning of the period	36,464,171	35,574,371
Additions	347,876	2,392,794
Amortization of the period	(1,132,072)	(1,051,883)
Foreign currency translation	0
Balance at end of the period	35,679,975	36,915,282
Integrated seed products
Intangible assets
Balance at beginning of the period	2,526,410	2,681,826
Amortization of the period	(95,785)	(97,479)
Foreign currency translation	12,458	47,642
Balance at end of the period	2,443,083	2,631,989
Microbiological products
Intangible assets
Balance at beginning of the period	43,570,817	41,187,249
Subject to foreclosure	(38,014,989)
Amortization of the period	(2,066,885)	(1,813,650)
Foreign currency translation	62,401
Balance at end of the period	3,551,344	39,373,599
Microbiological products in progress
Intangible assets
Balance at beginning of the period	11,909,700	10,452,861
Additions	1,473,457	2,629,995
Transfers/ Disposals	(2,602)
Subject to foreclosure	(8,187,674)
Foreign currency translation	0	(6,916)
Balance at end of the period	5,192,881	13,075,940
Trademarks and patents
Intangible assets
Balance at beginning of the period	46,201,854	47,906,064
Additions	14,990	133,595
Subject to foreclosure	(41,664,092)
Amortization of the period	(1,857,857)	(2,040,315)
Foreign currency translation	0
Balance at end of the period	2,694,895	45,999,344
Trademarks and patents with indefinite useful lives
Intangible assets
Balance at beginning of the period	7,827,309	10,045,294
Foreign currency translation	0	(4,626)
Balance at end of the period	7,827,309	10,040,668
Software
Intangible assets
Balance at beginning of the period	1,313,947	1,827,983
Transfers/ Disposals	33,584	137,598
Amortization of the period	(305,800)	(255,684)
Foreign currency translation	0	(103)
Balance at end of the period	1,041,731	1,709,794
Software in progress
Intangible assets
Balance at beginning of the period	609,953	580,728
Additions	17,627	150,777
Transfers/ Disposals	(33,584)	(137,598)
Foreign currency translation	0
Balance at end of the period	593,996	593,907
Customer loyalty
Intangible assets
Balance at beginning of the period	20,268,101	21,636,760
Subject to foreclosure	(1,282,292)
Amortization of the period	(677,998)	(685,235)
Foreign currency translation	0
Balance at end of the period	18,307,811	20,951,525
RG/RS/OX Wheat in progress
Intangible assets
Balance at beginning of the period	10,480,817	5,000,000
Amortization of the period	(524,041)
Foreign currency translation	0
Balance at end of the period	$ 9,956,776	$ 5,000,000